Expense Example, No Redemption {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-13 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2020 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example, No Redemption:
1 Year	508
3 Years	840
5 Years	1,195
10 Years	2,194
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example, No Redemption:
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,462
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	103
3 Years	322
5 Years	558
10 Years	1,236
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096